Summary of the Restructuring and Other Costs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	$ 3,412,060
2009	598,037	1,702,834	1,111,189
Cumulative amount incurred	3,412,060
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	2,185,694
2009	521,632	961,437	702,625
Cumulative amount incurred	2,185,694
Excess Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	764,718
2009		356,154	408,564
Cumulative amount incurred	764,718
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	461,648
2009	76,405	385,243
Cumulative amount incurred	$ 461,648